UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.1%

Security	Principal Amount (000’s omitted)	Value
Education — 8.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$446,875
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	179,659
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	78,128
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	399,570
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	133,426
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	363,479
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	233,659
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	160,835
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	455,208
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	477,033
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	504,396
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	173,336
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	578,171

		$4,183,775

Electric Utilities — 5.7%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$759,155
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	480,480
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	142,880
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,080,010
Vernon, Electric System Revenue, 5.125%, 8/1/21	335	353,160

		$2,815,685

Escrowed/Prerefunded — 16.0%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,419,649
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	890	952,344
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,200	1,234,344
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,478,190
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	804,787
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	508,581
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	408,580
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	590	688,748
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	299,398
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	140	146,145

		$7,940,766

Security	Principal Amount (000’s omitted)	Value
General Obligations — 45.0%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,750	$2,099,107
California, 5.00%, 10/1/31	465	550,016
California, 5.50%, 11/1/35	1,300	1,435,785
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,195,330
Jurupa Unified School District, (Election of 2014), 5.00%, 8/1/37	1,150	1,384,818
Lodi Unified School District, (Election of 2016), 5.00%, 8/1/34	1,365	1,646,286
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,173,370
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,170,560
Napa Valley Unified School District, 5.00%, 8/1/41	1,445	1,716,183
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,996,002
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,639,513
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/47	1,100	1,329,790
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	460,106
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	335	392,050
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	580	679,795
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,295,224
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,169,000

		$22,332,935

Hospital — 12.9%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$923,676
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	381,709
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	539,576
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	854,078
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	689,178
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	320,054
California Public Finance Authority, (Sharp HealthCare), 4.00%, 8/1/47	1,500	1,612,020
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,090,380

		$6,410,671

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$914,909
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	623,810

		$1,538,719

Insured-Escrowed/Prerefunded — 17.7%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$1,750	$1,789,060
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,993,281
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	513,018
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,318,150
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	390	398,830
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,771,245

		$8,783,584

Insured-General Obligations — 8.9%
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41	$1,265	$1,507,905

Security	Principal Amount (000’s omitted)	Value
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	$3,200	$2,916,512

		$4,424,417

Insured-Special Tax Revenue — 4.0%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,536,642
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	445,040

		$1,981,682

Insured-Transportation — 5.4%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,663,619

		$2,663,619

Insured-Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$456,882

		$456,882

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$548,040

		$548,040

Special Tax Revenue — 11.9%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,515,673
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41	1,000	1,187,640
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,403,350
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	586,290
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	1,000	1,203,940

		$5,896,893

Transportation — 11.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,245,085
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	581,283
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,134,910
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,393,038
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	677,050
San Jose, Airport Revenue, 5.00%, 3/1/20	500	535,625

		$5,566,991

Water and Sewer — 11.8%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,085,711
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,000	2,380,440
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	2,000	2,386,980

		$5,853,131

Total Tax-Exempt Investments — 164.1% (identified cost $76,620,196)		$81,397,790

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.8)%		$(900,236)

Value
Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (49.8)%	$(24,715,186)

Other Assets, Less Liabilities — (12.5)%	$(6,171,572)

Net Assets Applicable to Common Shares — 100.0%	$49,610,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 24.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 12.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$81,397,790	$—	$81,397,790
Total Investments	$—	$81,397,790	$—	$81,397,790

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018